Fair Value Measurement	12 Months Ended
Dec. 31, 2010
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

26.	FAIR VALUE MEASUREMENT

Effective January 1, 2008, the Group adopted ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurement and Disclosure: Overall (Pre-codification: SFAS 157, Fair Value Measurement). ASC 820-10 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Although the adoption of ASC 820-10 did not impact the Group’s financial condition, results of operations or cash flow, ASC 820-10 requires additional disclosures to be provided on fair value measurement.

ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820-10, the Company measures trading securities and available-for-sale investments at fair value. Trading securities are classified within Level 2 because they are valued using a model utilizing market direct and indirect observable inputs, such as price index of wheat and soybean, its historical volatility and risk-free interest rate. The respective available-for-sale investments are classified within Level 3 as its valuation is based on a model utilizing unobservable inputs which require significant management judgment and estimation.

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2010 Using
	Quoted Prices in
	Active Markets for	Significant Other
	Identical Assets	Observable Inputs	Unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Fair Value at December 31, 2010
	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Available-for-sale investments	—	—	423,302,661	423,302,661	64,136,767

Total	—	—	423,302,661	423,302,661	64,136,767

	Fair Value Measurement at December 31, 2009 Using
	Quoted Prices in
	Active Markets for	Significant Other
	Identical Assets	Observable Inputs	Unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Fair Value at December 31, 2009
	(RMB)	(RMB)	(RMB)	(RMB)
Available-for-sale investments	—	—	450,966,634	450,966,634

Total	—	—	450,966,634	450,966,634

The following table summarizes the valuation of the available-for-sale investments:

Amount
(RMB)
Fair value of available-for-sale investment as at January 1, 2009	450,006,853
Series A Preferred Shares in MET on September 13, 2009	34,157,500
Unrealized gain in fair value of Series A Preferred Shares in MET (see Note 13)	15,909,113
Unrealized loss in fair value of Series C Preferred Shares in 51.com (see Note 13)	(48,673,628)
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(433,204)

Fair value of available-for-sale investment as at December 31, 2009	450,966,634

Unrealized loss in fair value of Series A Preferred Shares in MET (see Note 13)	(73,032)
Unrealized loss in fair value of Series C Preferred Shares in 51.com (see Note 13)	(14,467,019)
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(13,123,922)

Fair value of available-for-sale investment as at December 31, 2010	423,302,661

Fair value of available-for-sale investment as at December 31, 2010 (US$)	64,136,767

The fair value of available-for-sale investment in Series C Preferred Share of 51.com as of December 31, 2009 and 2010 was estimated using an enterprise value allocation (“EVA”) model.

The EVA model requires inputs of highly subjective assumptions including the expected stock price volatility and the probability of occurrence under three different scenarios (which is based on management reasonable estimation), namely 1) an initial public offering occurs (“IPO”), 2) 51.com liquidates (“Liquidation”) and 3) 51.com’s preferred share are redeemed at maturity (“Redemption”). For the expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate is based on the yield of U.S. Dollar China Sovereign Bond as of December 31, 2009 and 2010 with the term corresponding to the maturity of the preferred shares.

The fair value of the Series C Preferred Share of 51.com was estimated using the following assumptions:

	December 31,
	2009	2010
Risk-free interest rates	1.84%	1.27%
Expected volatility	62.02%	38.04%
Probabilities of different scenarios:
- IPO	50%	50%
- Liquidation	25%	25%
- Redemption	25%	25%
The fair value of the 100% equity interest of 51.com was determined based on an independent valuation using an income approach.

In September 2009, the Company made an investment in MET’s Series A Preferred Shares with both redemption and conversion features. This investment is recognized as an available-for-sale investment and its fair value was estimated using an enterprise value allocation (“EVA”) model as of December 31, 2010.

The EVA model requires inputs of highly subjective assumptions including the expected stock price volatility and the probability of occurrence under three different scenarios (which is based on management reasonable estimation), namely 1) an initial public offering occurs (“IPO”), 2) MET liquidates (“Liquidation”) and 3) MET’s preferred share are redeemed at maturity (“Redemption”). For the expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate is based on the yield of U.S. Dollar China Sovereign Bond as of December 31, 2010 with the term corresponding to the maturity of the preferred shares.

The fair value of the MET’s Series A Preferred Shares was estimated using the following assumptions:

	December 31,
	2009	2010
Risk-free interest rates	3.17%	1.87%
Expected volatility	60.72%	61.71%
Probabilities of different scenarios:
- IPO	50%	50%
- Liquidation	25%	25%
- Redemption	25%	25%
The fair value of the 100% equity interest of MET was determined based on an independent valuation using an income approach.

In accordance with ASC 820, the Company measures acquired intangible assets, goodwill and impairment of intangible assets at fair value. These assets are classified within Level 3 because they are valued using an income approach using discounted cash flows derived on management’s assumptions and estimates as further discussed in Notes 2.9, 2.10, 3 and 8.

Assets measured at fair value on a non-recurring basis are summarized as below:

			Total impairment
			loss recognized for
	Fair Value at	Fair Value at	the year ended
	December 31, 2009	December 31, 2010	December 31, 2010
	(RMB)	(RMB)	(RMB)
Acquired intangible assets-software	478,862	1,146,029	—
Goodwill	6,224,587	15,977,373	—
KOK 3 game software	—	—	46,557,669
The above impairment loss was included in “Impairment of intangible assets” in the consolidated statements of operations and comprehensive income.